The GAMCO Global Series Funds, Inc Quarterly Reports dated September 30, 2011 can be found under Item 1 of the N-Q Form filed on November 29, 2011.

The GAMCO Global Growth Fund Quarterly Report dated September 30, 2011 can be found under Item 1 of the N-Q Form filed on November 29, 2011.

The GAMCO Global Telecommunications Fund Quarterly Report dated September 30, 2011 can be found under Item 1 of the N-Q Form filed on November 29, 2011.